Stock-Based Compensation - Summary of Weighted Average Assumptions Used in Black-Scholes Option-Pricing Model to Determine Grant Fair Value (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Share-based Payment Arrangement [Abstract]
Weighted-Average, Expected term (in years)	5 years 9 months 7 days	0 years	5 years 8 months 23 days	5 years 10 months 28 days
Weighted-Average, Volatility	66.72%	0.00%	55.06%	53.51%
Weighted-Average, Risk-free interest rate	1.76%	0.00%	2.59%	2.16%
Weighted-Average, Dividend Yield	0.00%	0.00%	0.00%	0.00%